Average Annual Total Returns	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class A (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class I (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class I (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class I (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class R2 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class R2 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class R2 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class R4 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class R4 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class R4 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class R5 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class R5 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class R5 (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) after tax on distributions 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) after tax on distributions 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) after tax on distributions Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class R6 (Multi-Index Lifestyle Aggressive Portfolio - Class R6) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) after tax on distributions 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) after tax on distributions 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) after tax on distributions Since Inception	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) Class 1 (Multi-Index Lifestyle Aggressive Portfolio - Class 1) after tax on distributions, with sale Since Inception
(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																				(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																										(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class R6) John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes) 1 Year
(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																									(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class R6) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class R6) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class R6) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																														(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class 1)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																				(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception		(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Aggressive Portfolio) (Multi-Index Lifestyle Aggressive Portfolio - Class 1) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Aggressive Portfolio)
(Multi-Index Lifestyle Aggressive Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																			(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class A (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class I (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class I (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class I (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class R2 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class R2 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class R2 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class R4 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class R4 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class R4 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class R5 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class R5 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class R5 (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) after tax on distributions 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) after tax on distributions 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) after tax on distributions Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class R6 (Multi-Index Lifestyle Growth Portfolio - Class R6) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) after tax on distributions 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) after tax on distributions 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) after tax on distributions Since Inception	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Growth Portfolio) Class 1 (Multi-Index Lifestyle Growth Portfolio - Class 1) after tax on distributions, with sale Since Inception
(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																						(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																					(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																	(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class R6)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class R6)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class R6)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																												(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Growth Portfolio) (Multi-Index Lifestyle Growth Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class 1)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class 1)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class 1)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Growth Portfolio)
(Multi-Index Lifestyle Growth Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																											(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class A (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class I (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class I (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class I (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class R2 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class R2 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class R2 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class R4 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class R4 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class R4 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class R5 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class R5 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class R5 (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) after tax on distributions 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) after tax on distributions 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) after tax on distributions Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class R6 (Multi-Index Lifestyle Balanced Portfolio - Class R6) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) after tax on distributions 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) after tax on distributions 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) after tax on distributions Since Inception	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Balanced Portfolio) Class 1 (Multi-Index Lifestyle Balanced Portfolio - Class 1) after tax on distributions, with sale Since Inception
(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																				(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																			(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class R6) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class R6) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																															(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																														(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class 1) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class 1) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class 1) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year
(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																										(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Balanced Portfolio) (Multi-Index Lifestyle Balanced Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Balanced Portfolio)
(Multi-Index Lifestyle Balanced Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																			(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class A (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class I (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class I (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class I (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class R4 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class R4 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class R4 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class R5 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class R5 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class R5 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) after tax on distributions 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) after tax on distributions 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) after tax on distributions Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class R6 (Multi-Index Lifestyle Moderate Portfolio - Class R6) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) after tax on distributions 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) after tax on distributions 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) after tax on distributions Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class 1 (Multi-Index Lifestyle Moderate Portfolio - Class 1) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Moderate Portfolio) Class R2 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) Class R2 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) Class R2 (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) Since Inception
(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																											(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class R6) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class R6) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																							(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class 1) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year
(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																						(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																					(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class 1) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multi-Index Lifestyle Moderate Portfolio) (Multi-Index Lifestyle Moderate Portfolio - Class 1) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Moderate Portfolio)
(Multi-Index Lifestyle Moderate Portfolio - Class 1)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																											(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class A (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class I (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class I (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class I (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class R2 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class R2 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class R2 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class R4 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class R4 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class R4 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class R5 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class R5 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class R5 (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) after tax on distributions 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) after tax on distributions 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) after tax on distributions Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class R6 (Multi-Index Lifestyle Conservative Portfolio - Class R6) after tax on distributions, with sale Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) after tax on distributions 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) after tax on distributions 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) after tax on distributions Since Inception	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) after tax on distributions, with sale 1 Year	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) after tax on distributions, with sale 5 Years	(Multi-Index Lifestyle Conservative Portfolio) Class 1 (Multi-Index Lifestyle Conservative Portfolio - Class 1) after tax on distributions, with sale Since Inception
(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																				(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																															(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Class R6) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class R6)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Since Inception
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																														(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multi-Index Lifestyle Conservative Portfolio) (Multi-Index Lifestyle Conservative Portfolio - Class 1) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) Since Inception
(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Russell 3000 Index/MSCI ACWI ex-USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multi-Index Lifestyle Conservative Portfolio)
(Multi-Index Lifestyle Conservative Portfolio - Class 1)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Since Inception

Total	19.59%	7.39%	8.33%	16.77%	5.49%	6.61%	13.01%	5.26%	6.09%	25.88%	8.49%	8.33%	25.88%	8.49%	8.33%	25.88%	8.49%	8.33%	25.88%	8.49%	8.33%	25.90%	8.57%	8.37%	22.92%	6.64%	6.64%	16.81%	6.21%	6.11%	25.88%	8.49%	8.33%	22.91%	6.58%	6.61%	16.81%	6.15%	6.09%	26.89%	[1]	9.42%	[1]	9.24%	[1]	33.96%	[2]	10.29%	[2]	10.03%	[2]	31.49%	[1]	11.70%	[1]	12.09%	[1]	22.01%	5.67%	3.90%	26.89%	[3]	9.42%	[3]	9.24%	[3]	33.96%	[4]	10.29%	[4]	10.03%	[4]	31.49%	[3]	11.70%	[3]	12.09%	[3]	22.01%	5.67%	3.90%	28.13%	[4]	9.55%	[4]	9.26%	[4]	26.89%	[5]	9.42%	[5]	9.24%	[5]	33.96%	[6]	10.29%	[6]	10.03%	[6]	31.49%	[5]	11.70%	[5]	12.09%	[5]	22.01%	5.67%	3.90%	28.13%	[6]	9.55%	[6]	9.26%	[6]	16.40%	6.38%	7.40%	13.93%	4.67%	5.86%	10.77%	4.46%	5.35%	22.53%	7.47%	7.40%	22.53%	7.47%	7.40%	22.53%	7.47%	7.40%	22.53%	7.47%	7.40%	22.65%	7.52%	7.44%	20.03%	5.78%	5.89%	14.52%	5.37%	5.38%	22.53%	7.47%	7.40%	19.93%	5.75%	5.86%	14.45%	5.34%	5.35%	30.04%	[7]	9.32%	[7]	9.16%	[7]	8.72%	[8]	3.05%	[8]	3.54%	[8]	31.49%	11.70%	12.09%	24.43%	[7]	8.47%	[7]	8.29%	[7]	23.67%	[8]	8.40%	[8]	8.31%	[8]	30.04%	[9]	9.32%	[9]	9.16%	[9]	8.72%	[10]	3.05%	[10]	3.54%	[10]	31.49%	11.70%	12.09%	23.67%	[10]	8.40%	[10]	8.31%	[10]	24.43%	[9]	8.47%	[9]	8.29%	[9]	30.04%	[11]	9.32%	[11]	9.16%	[11]	8.72%	[12]	3.05%	[12]	3.54%	[12]	31.49%	11.70%	12.09%	23.67%	[12]	8.40%	[12]	8.31%	[12]	24.43%	[11]	8.47%	[11]	8.29%	[11]	13.46%	5.38%	6.46%	11.31%	3.78%	4.98%	8.73%	3.65%	4.54%	19.43%	6.47%	6.46%	19.43%	6.47%	6.46%	19.43%	6.47%	6.46%	19.43%	6.47%	6.46%	19.48%	6.51%	6.49%	17.19%	4.87%	4.99%	12.34%	4.53%	4.56%	19.43%	6.47%	6.46%	17.16%	4.85%	4.98%	12.31%	4.51%	4.54%	20.33%	[13]	7.42%	[13]	7.49%	[13]	25.22%	[14]	8.05%	[14]	8.14%	[14]	8.72%	[13]	3.05%	[13]	3.54%	[13]	31.49%	11.70%	12.09%	20.75%	[14]	7.34%	[14]	7.27%	[14]	20.33%	[15]	7.42%	[15]	7.49%	[15]	25.22%	[16]	8.05%	[16]	8.14%	[16]	8.72%	[15]	3.05%	[15]	3.54%	[15]	31.49%	11.70%	12.09%	20.75%	[16]	7.34%	[16]	7.27%	[16]	20.33%	[17]	7.42%	[17]	7.49%	[17]	25.22%	[18]	8.05%	[18]	8.14%	[18]	8.72%	[17]	3.05%	[17]	3.54%	[17]	31.49%	11.70%	12.09%	20.75%	[18]	7.34%	[18]	7.27%	[18]	10.38%	4.30%	5.41%	8.53%	2.86%	4.06%	6.66%	2.80%	3.70%	16.19%	5.38%	5.41%	16.19%	5.38%	5.41%	16.19%	5.38%	5.41%	16.24%	5.42%	5.43%	14.27%	3.95%	4.07%	10.15%	3.66%	3.71%	16.19%	5.38%	5.41%	14.24%	3.92%	4.06%	10.13%	3.64%	3.70%	16.19%	5.38%	5.41%	8.72%	[19]	3.05%	[19]	3.54%	[19]	31.49%	11.70%	12.09%	17.10%	[20]	6.17%	[20]	6.21%	[20]	15.89%	[19]	5.84%	[19]	5.99%	[19]	19.75%	[20]	6.57%	[20]	6.69%	[20]	15.89%	[21]	5.84%	[21]	5.99%	[21]	19.75%	[22]	6.57%	[22]	6.69%	[22]	8.72%	[21]	3.05%	[21]	3.54%	[21]	31.49%	11.70%	12.09%	17.10%	[22]	6.17%	[22]	6.21%	[22]	8.72%	[23]	3.05%	[23]	3.54%	[23]	31.49%	11.70%	12.09%	17.10%	[24]	6.17%	[24]	6.21%	[24]	15.89%	[23]	5.84%	[23]	5.99%	[23]	19.75%	[24]	6.57%	[24]	6.69%	[24]	7.19%	3.16%	4.38%	5.72%	1.90%	3.17%	4.48%	1.92%	2.90%	12.83%	4.22%	4.38%	12.83%	4.22%	4.38%	12.83%	4.22%	4.38%	12.83%	4.22%	4.38%	12.76%	4.26%	4.40%	11.20%	2.97%	3.18%	7.79%	2.77%	2.91%	12.83%	4.22%	4.38%	11.29%	2.95%	3.17%	7.83%	2.75%	2.90%	12.43%	[25]	4.65%	[25]	4.87%	[25]	14.14%	[26]	5.00%	[26]	5.03%	[26]	8.72%	[25]	3.05%	[25]	3.54%	[25]	31.49%	11.70%	12.09%	13.47%	[26]	4.95%	[26]	5.11%	[26]	12.43%	[27]	4.65%	[27]	4.87%	[27]	14.14%	[28]	5.00%	[28]	5.03%	[28]	8.72%	[27]	3.05%	[27]	3.54%	[27]	31.49%	11.70%	12.09%	13.47%	[28]	4.95%	[28]	5.11%	[28]	8.72%	[29]	3.05%	[29]	3.54%	[29]	31.49%	11.70%	12.09%	13.47%	[30]	4.95%	[30]	5.11%	[30]	12.43%	[29]	4.65%	[29]	4.87%	[29]	14.14%	[30]	5.00%	[30]	5.03%	[30]

[1]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[2]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[3]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[4]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[5]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[6]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[7]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[8]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[9]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[10]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[11]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 16% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 4% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[12]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[13]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[14]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[15]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[16]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[17]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[18]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[19]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[20]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[21]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[22]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[23]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[24]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[25]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[26]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[27]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[28]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[29]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[30]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.